LEASES	12 Months Ended
Dec. 31, 2025
Lessor Disclosure [Abstract]
LEASES
NOTE 5 – LEASES:

The Company leases offices and vehicles under operating leases. For leases with terms greater than 12 months, the Company records right of use assets and lease liabilities at the present value of lease payments over the leases term.

Offices
The Company leases office spaces and research and development facilities under several agreements. These agreements are linked to the change in the Israeli consumer price index and were to expire in December 2023.

In June 2023, the Company signed an extension to the office lease agreement, for the period starting January 1, 2024 for an additional period of two years, with an option to extend the agreement for another two years, meaning a maximum extension period of four years. In July 2025, the Company signed an extension to the office lease agreement for two years. These agreements are classified as operating leases and are presented under operating lease right-of-use assets and operating leases liabilities. A restricted deposit of $132 is held as collateral to secure the agreement.

Vehicles
The Company has entered into operating lease agreements for vehicles used by its employees for a period of 3 years. These contracts are classified as operating leases and presented under operating lease right-of-use assets and operating leases liabilities.

Lease Position
The table below presents the lease-related assets and liabilities recorded on the consolidated balance sheet:

	As of December 31,
	2024	2025
Assets
Operating Leases
Operating lease right-of-use assets	1,426	1,027

Liabilities
Current liabilities
Current maturities of operating leases	430	495
Long-term liabilities
Non-current operating leases	878	496

Weighted Average Remaining Lease Term
Operating leases	2.59	1.66
Weighted Average Discount Rate
Operating leases	13.7%	13.6%

Lease Costs

The table below presents certain information related to lease costs of operating leases:

	Year Ended December 31,
	2024	2025

Operating lease cost:	622	602

The table below presents supplemental cash flow information related to leases:

	Year Ended December 31,
	2024	2025
Cash paid for amounts included in the measurement of leases liabilities:
Operating cash flows from operating leases	631	646

Undiscounted Cash Flows
The table below reconciles the undiscounted cash flows under leases as of December 31, 2025 were as follows:

Operating Leases
For the year ending December 31,
2026	592
2027	507
2028 and thereafter	-
Total minimum lease payments	1,099

Less: amount of lease payments representing interest	(108)
Present value of future minimum lease payments	991
Less: Current maturities of operating leases	495
Long-term operating leases liabilities	496